Accounts receivable, net	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net is consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB
Accounts receivable, gross:	468,296	642,893
Less: allowance for current expected credit losses	(2,230)	(3,660)
Accounts receivable, net	466,066	639,233

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	For the six months ended June 30
	2023	2024
	RMB	RMB
Balance at the beginning of the period	(1,027)	(2,230)
Additions	(485)	(1,430)
Write-offs	-	-
Balance at the end of the period	(1,512)	(3,660)